Schedule of investments
Delaware Strategic Income Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 8.43%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.956% (LIBOR01M + 2.85%) 11/25/29 •	21,333	$21,834
Series 2018-C02 2M2 2.306% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	352,125	356,262
Series 2018-C03 1M2 2.256% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	431,334	436,184
Series 2018-C05 1M2 2.456% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	455,762	462,088

Fannie Mae REMICs Series 2017-77 HZ 3.50% 10/25/47	49,870	52,604
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-HQA1 M2 2.406% (LIBOR01M + 2.30%) 9/25/30 •	433,315	437,662
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 3.206% (LIBOR01M + 3.10%) 3/25/50 #, •	500,000	510,829
Series 2021-DNA1 M2 144A 1.81% (SOFR + 1.80%) 1/25/51 #, •	500,000	499,846
Series 2021-DNA3 M2 144A 2.11% (SOFR + 2.10%) 10/25/33 #, •	500,000	507,211
Series 2021-HQA1 M2 144A 2.26% (SOFR + 2.25%) 8/25/33 #, •	500,000	503,761

GNMA Series 2017-34 DY 3.50% 3/20/47	20,000	21,861
Total Agency Collateralized Mortgage Obligations (cost $3,776,809)		3,810,142

Agency Commercial Mortgage-Backed Securities — 3.69%
FREMF Mortgage Trust
Series 2013-K25 C 144A 3.744% 11/25/45 #, •	45,000	46,698
Series 2014-K717 B 144A 3.738% 11/25/47 #, •	35,000	35,341
Series 2014-K717 C 144A 3.738% 11/25/47 #, •	20,000	20,210
Series 2015-K721 B 144A 3.673% 11/25/47 #, •	435,000	450,668
Series 2016-K53 B 144A 4.158% 3/25/49 #, •	50,000	55,205
Series 2016-K722 B 144A 3.978% 7/25/49 #, •	75,000	79,276
Series 2017-K66 B 144A 4.173% 7/25/27 #, •	175,000	192,381
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	210,000	227,674
Series 2018-K72 B 144A 4.117% 12/25/50 #, •	175,000	194,638
Series 2018-K86 C 144A 4.436% 11/25/51 #, •	340,000	367,551
Total Agency Commercial Mortgage-Backed Securities (cost $1,661,750)		1,669,642

NQ-023 [4/21] 6/21 (1676434)    1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 2.21%
Fannie Mae S.F. 15 yr 2.50% 8/1/35		171,243	$178,982
Fannie Mae S.F. 20 yr 2.50% 1/1/41		113,512	118,442
Freddie Mac S.F. 15 yr 2.00% 12/1/35		203,400	211,215
Freddie Mac S.F. 20 yr
2.00% 3/1/41		351,147	358,745
2.00% 4/1/41		126,532	129,270
Total Agency Mortgage-Backed Securities (cost $1,000,198)			996,654

Collateralized Debt Obligations — 0.78%
Octagon Investment Partners 48 Series 2020-3A A 144A 1.688% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •		350,000	350,730
Total Collateralized Debt Obligations (cost $350,000)			350,730

Convertible Bonds — 3.94%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23		245,000	254,506
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23		385,000	381,150
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45		400,000	333,222
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26		290,000	313,055
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24		265,000	246,901
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21		250,000	250,320
Total Convertible Bonds (cost $1,570,293)			1,779,154

Corporate Bonds — 48.07%
Banking — 4.43%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		225,000	232,099
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		200,000	237,940
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		47,000	51,935
BBVA Bancomer 144A 6.75% 9/30/22 #		236,000	254,019
Deutsche Bank 5.625% 5/19/31 μ	EUR	300,000	425,559
JPMorgan Chase & Co. 5.00% 8/1/24 μ, ψ		90,000	94,920
Natwest Group 8.625% 8/15/21 μ, ψ		535,000	546,727
2    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group 4.10% 2/15/31 μ, ψ	60,000	$60,487
Truist Financial 4.95% 9/1/25 μ, ψ	45,000	49,612
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	50,000	51,151
		2,004,449
Basic Industry — 5.30%
AngloGold Ashanti Holdings 3.75% 10/1/30	215,000	223,438
CSN Inova Ventures 144A 6.75% 1/28/28 #	235,000	255,707
First Quantum Minerals
144A 6.875% 10/15/27 #	200,000	219,750
144A 7.50% 4/1/25 #	200,000	207,875

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	200,000	236,500
GUSAP III 144A 4.25% 1/21/30 #	430,000	453,431
Methanex 5.25% 12/15/29	235,000	248,513
Metinvest 144A 7.65% 10/1/27 #	200,000	214,392
PowerTeam Services 144A 9.033% 12/4/25 #	80,000	88,906
Sasol Financing USA 4.375% 9/18/26	240,000	245,916
		2,394,428
Brokerage — 1.26%
Charles Schwab
4.00% 6/1/26 μ, ψ	35,000	36,052
5.375% 6/1/25 μ, ψ	35,000	39,004

Jefferies Group 6.50% 1/20/43	365,000	495,373
		570,429
Capital Goods — 2.26%
Bombardier 144A 7.875% 4/15/27 #	250,000	249,687
LBM Acquisition 144A 6.25% 1/15/29 #	235,000	241,564
Spirit AeroSystems 144A 5.50% 1/15/25 #	190,000	201,163
Standard Industries
144A 3.375% 1/15/31 #	35,000	32,856
144A 5.00% 2/15/27 #	7,000	7,228

TransDigm 144A 6.25% 3/15/26 #	62,000	65,720
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	221,330
		1,019,548
Communications — 5.11%
Altice Financing 144A 5.00% 1/15/28 #	230,000	227,317
Altice France Holding 144A 6.00% 2/15/28 #	220,000	218,625
ATP Tower Holdings 144A 4.05% 4/27/26 #	230,000	227,010
NQ-023 [4/21] 6/21 (1676434)    3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #		75,000	$77,327
Clear Channel Worldwide Holdings 9.25% 2/15/24		54,000	56,470
HTA Group 144A 7.00% 12/18/25 #		210,000	224,834
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #		235,000	252,933
Sprint 7.875% 9/15/23		205,000	233,956
Terrier Media Buyer 144A 8.875% 12/15/27 #		125,000	135,938
Time Warner Cable 7.30% 7/1/38		170,000	241,744
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		210,000	220,553
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		200,000	193,750
			2,310,457
Consumer Cyclical — 5.19%
Carnival
144A 5.75% 3/1/27 #		125,000	131,954
144A 7.625% 3/1/26 #		131,000	143,611

Ford Motor Credit 4.542% 8/1/26		200,000	215,000
General Motors 6.125% 10/1/25		20,000	23,749
General Motors Financial 5.70% 9/30/30 μ, ψ		25,000	28,000
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #		200,000	203,130
JSM Global 144A 4.75% 10/20/30 #		210,000	212,879
L Brands 144A 9.375% 7/1/25 #		130,000	165,100
MGM Resorts International 4.75% 10/15/28		45,000	47,529
PetSmart 144A 7.75% 2/15/29 #		250,000	271,215
Rent-A-Center 144A 6.375% 2/15/29 #		250,000	271,437
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		50,000	52,497
Schaeffler 2.875% 3/26/27	EUR	120,000	154,129
Scientific Games International 144A 8.25% 3/15/26 #		172,000	185,545
Six Flags Entertainment 144A 4.875% 7/31/24 #		45,000	45,403
Yuzhou Group Holdings 7.70% 2/20/25		220,000	193,871
			2,345,049
Consumer Non-Cyclical — 3.83%
Auna 144A 6.50% 11/20/25 #		230,000	232,090
Bausch Health
144A 5.50% 11/1/25 #		47,000	48,527
144A 6.25% 2/15/29 #		53,000	56,115

MHP 144A 7.75% 5/10/24 #		200,000	211,892
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		169,000	185,710
4    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Pilgrim's Pride 144A 5.875% 9/30/27 #	35,000	$37,187
Rede D'or Finance 144A 4.50% 1/22/30 #	270,000	265,545
Tenet Healthcare
5.125% 5/1/25	70,000	70,927
144A 6.125% 10/1/28 #	40,000	42,260
6.875% 11/15/31	100,000	111,856

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	200,000	218,250
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	230,000	248,700
		1,729,059
Electric — 2.60%
Calpine
144A 5.00% 2/1/31 #	40,000	39,452
144A 5.125% 3/15/28 #	78,000	79,373
144A 5.25% 6/1/26 #	171,000	175,897

Duke Energy 4.875% 9/16/24 μ, ψ	80,000	85,024
NRG Energy 144A 4.45% 6/15/29 #	335,000	367,507
Pacific Gas and Electric 3.30% 8/1/40	29,000	25,865
PG&E 5.25% 7/1/30	165,000	176,344
UEP Penonome II 144A 6.50% 10/1/38 #	226,773	227,768
		1,177,230
Energy — 7.62%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	300,000	345,668
CNX Resources 144A 6.00% 1/15/29 #	225,000	240,706
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	146,000	151,128
Energy Transfer 7.125% 5/15/30 μ, ψ	195,000	199,387
Genesis Energy 7.75% 2/1/28	255,000	257,884
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	257,718
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	223,375
Lukoil Securities 144A 3.875% 5/6/30 #	220,000	231,451
Marathon Oil 4.40% 7/15/27	200,000	223,291
Murphy Oil
5.875% 12/1/27	120,000	120,752
6.375% 7/15/28	95,000	96,544

NuStar Logistics 6.375% 10/1/30	35,000	38,587
PDC Energy 5.75% 5/15/26	135,000	140,526
Petroleos Mexicanos 5.95% 1/28/31	260,000	251,381
Southwestern Energy 7.75% 10/1/27	210,000	226,005
NQ-023 [4/21] 6/21 (1676434)    5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

TechnipFMC 144A 6.50% 2/1/26 #		410,000	$437,823
			3,442,226
Finance Companies — 1.04%
Aviation Capital Group 144A 5.50% 12/15/24 #		205,000	230,501
Oryx Funding 144A 5.80% 2/3/31 #		225,000	238,834
			469,335
Insurance — 1.55%
Brighthouse Financial
3.70% 6/22/27		96,000	103,935
4.70% 6/22/47		65,000	67,776
5.625% 5/15/30		25,000	29,907

HUB International 144A 7.00% 5/1/26 #		195,000	202,295
MetLife 3.85% 9/15/25 μ, ψ		55,000	58,025
USI 144A 6.875% 5/1/25 #		235,000	239,551
			701,489
Real Estate — 1.11%
Aroundtown 2.00% 11/2/26	EUR	200,000	259,499
Trust Fibra Uno 144A 5.25% 1/30/26 #		215,000	242,575
			502,074
Technology — 0.47%
Iron Mountain 144A 5.25% 7/15/30 #		205,000	213,210
			213,210
Transportation — 4.65%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	300,000	370,745
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		225,000	125,159
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		230,000	223,100
DAE Funding 144A 3.375% 3/20/28 #		225,000	225,166
Delta Air Lines 7.375% 1/15/26		419,000	492,483
Mileage Plus Holdings 144A 6.50% 6/20/27 #		175,000	192,281
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^		255,000	182,006
United Airlines
144A 4.375% 4/15/26 #		20,000	20,779
144A 4.625% 4/15/29 #		20,000	20,809

VistaJet Malta Finance 144A 10.50% 6/1/24 #		230,000	248,113
			2,100,641
6    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 1.65%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		240,000	$241,920
Electricite de France
2.875% 12/15/26 μ, ψ	EUR	200,000	251,106
3.00% 9/3/27 μ, ψ	EUR	200,000	253,018
			746,044
Total Corporate Bonds (cost $20,826,436)			21,725,668

Non-Agency Asset-Backed Securities — 3.90%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.134% 11/25/36 •		243,835	250,852
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #		250,000	252,495
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #		698,250	731,682
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #		482,850	478,157
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #		48,375	49,566
Total Non-Agency Asset-Backed Securities (cost $1,702,265)			1,762,752

Non-Agency Collateralized Mortgage Obligations — 6.89%
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 2.556% (LIBOR01M + 2.45%) 7/25/31 #, •		315,987	317,772
Series 2019-R07 1M2 144A 2.206% (LIBOR01M + 2.10%) 10/25/39 #, •		284,524	286,172

Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		19,099	19,464
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #, •		11,681	11,679
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36		20,891	21,478
Series 2014-2 B1 144A 3.414% 6/25/29 #, •		37,470	38,699
Series 2014-2 B2 144A 3.414% 6/25/29 #, •		37,470	38,541
Series 2015-4 B1 144A 3.601% 6/25/45 #, •		72,678	75,614
Series 2015-4 B2 144A 3.601% 6/25/45 #, •		72,678	75,196
Series 2015-5 B2 144A 2.472% 5/25/45 #, •		83,028	85,184
Series 2015-6 B1 144A 3.54% 10/25/45 #, •		72,257	74,971
Series 2015-6 B2 144A 3.54% 10/25/45 #, •		72,257	74,617
Series 2016-4 B1 144A 3.841% 10/25/46 #, •		83,403	87,580
NQ-023 [4/21] 6/21 (1676434)    7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B2 144A 3.841% 10/25/46 #, •	89,445	$93,248
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.912% 4/25/44 #, •	321,723	334,550
Series 2015-1 B2 144A 3.891% 1/25/45 #, •	27,373	28,119
Series 2017-5 B2 144A 3.829% 8/25/47 #, •	455,328	480,389
Series 2017-6 B2 144A 3.757% 9/25/47 #, •	455,498	482,672
Series 2017-7 B2 144A 3.742% 10/25/47 #, •	456,860	484,052

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.633% 4/25/36 •	3,613	3,575
Total Non-Agency Collateralized Mortgage Obligations (cost $3,051,926)		3,113,572

Non-Agency Commercial Mortgage-Backed Securities — 4.75%
BANK Series 2017-BNK5 B 3.896% 6/15/60 •	60,000	65,551
COMM Mortgage Trust Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	113,810
DB-JPM Mortgage Trust Series 2020-C9 B 2.567% 9/15/53	500,000	498,026
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	545,543
Series 2020-GC47 B 3.57% 5/12/53 •	500,000	534,446
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	130,047
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	90,222
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,219

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	52,508	30,400
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	55,817	54,954
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,171,513)		2,148,218

Loan Agreements — 4.37%
Acrisure Tranche B 3.703% (LIBOR03M + 3.50%) 2/15/27 •	81,537	80,441
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	479,762	486,209
AssuredPartners 3.613% (LIBOR01M + 3.50%) 2/12/27 •	122,743	121,757
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	43,100	42,957
8    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)
BWay Holding 3.443% (LIBOR03M + 3.25%) 4/3/24 •		64,865	$62,767
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •		74,250	74,150
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 10/8/27 •		225,000	224,156
Gentiva Health Services Tranche B-1 2.875% (LIBOR01M + 2.75%) 7/2/25 •		86,408	86,318
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •		64,838	65,040
Grupo Aeromexico 9.00% (LIBOR03M + 8.00%) 12/31/21 =, •		30,000	30,000
Grupo Aeromexico 13.5% (LIBOR03M + 12.5%) 8/19/22 13.50% =, •		73,219	73,219
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •		218,350	218,441
Informatica 2nd Lien 7.125% 2/25/25 •		31,000	31,736
Stars Group Holdings 3.703% (LIBOR03M + 3.50%) 7/10/25 •		30,046	30,170
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •		135,000	134,325
Terrier Media Buyer Tranche B 3.613% (LIBOR01M + 3.50%) 12/17/26 •		13,825	13,748
Ultimate Software Group 1st Lien 3.863% (LIBOR01M + 3.75%) 5/4/26 •		117,573	117,784
Verscend Holding Tranche B 4.113% (LIBOR01M + 4.00%) 8/27/25 •		82,605	82,906
Total Loan Agreements (cost $1,954,196)			1,976,124

Sovereign Bonds — 7.35%Δ
Brazil — 0.42%
Brazilian Government International Bond 4.75% 1/14/50		200,000	188,200
			188,200
Chile — 0.10%
Bonos de la Tesoreria de la Republica en pesos 144A 2.30% 10/1/28 #	CLP	35,000,000	45,846
			45,846
Dominican Republic — 0.49%
Dominican Republic International Bond 144A 4.50% 1/30/30 #		214,000	222,560
			222,560
NQ-023 [4/21] 6/21 (1676434)    9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Egypt — 0.96%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		206,000	$218,204
144A 7.60% 3/1/29 #		200,000	217,508
			435,712
El Salvador — 0.50%
El Salvador Government International Bond 144A 7.65% 6/15/35 #		217,000	228,154
			228,154
Honduras — 0.71%
Honduras Government International Bond 144A 5.625% 6/24/30 #		303,000	319,665
			319,665
Indonesia — 0.71%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	1,384,000,000	95,382
6.50% 2/15/31	IDR	3,249,000,000	225,552
			320,934
Ivory Coast — 0.47%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	212,563
			212,563
Malaysia — 0.31%
Malaysia Government Bond 3.955% 9/15/25	MYR	548,000	141,210
			141,210
Mexico — 0.10%
Mexican Bonos 8.50% 5/31/29	MXN	800,000	44,045
			44,045
Mongolia — 0.54%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		230,000	242,649
			242,649
Paraguay — 0.50%
Paraguay Government International Bond 144A 4.95% 4/28/31 #		200,000	225,702
			225,702
10    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.40%
Peruvian Government International Bond 144A 5.35% 8/12/40 #	PEN	766,000	$179,619
			179,619
Senegal — 0.45%
Senegal Government International Bond 144A 6.75% 3/13/48 #		200,000	201,608
			201,608
Uruguay — 0.16%
Uruguay Government International Bond 8.50% 3/15/28	UYU	3,100,000	73,774
			73,774
Uzbekistan — 0.53%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		226,000	241,843
			241,843
Total Sovereign Bonds (cost $3,219,865)			3,324,084

Supranational Bank — 0.98%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		414,000	442,392
Total Supranational Bank (cost $425,128)			442,392

US Treasury Obligation — 2.44%
US Treasury Note 0.75% 4/30/26		1,110,000	1,104,840
Total US Treasury Obligation (cost $1,104,450)			1,104,840
	Number of shares
Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	155,687	155,687
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	155,687	155,687
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	155,687	155,687
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Schedule of investments
Delaware Strategic Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	155,686	$155,686
Total Short-Term Investments (cost $622,747)		622,747
Total Value of Securities—99.18% (cost $43,437,576)		44,826,719

Receivables and Other Assets Net of Liabilities—0.82%		370,070
Net Assets Applicable to 5,290,040 Shares Outstanding—100.00%		$45,196,789
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $25,398,286, which represents 56.19% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Δ	Securities have been classified by country of origin.
The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TD	EUR	(905,000)	USD	1,070,110	6/18/21	$—	$(19,063)
12    NQ-023 [4/21] 6/21 (1676434)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(12)	US Treasury 10 yr Notes	$(1,584,375)	$(1,610,783)	6/21/21	$26,408	$—	$(562)
2	US Treasury 10 yr Ultra Notes	291,093	297,489	6/21/21	—	(6,396)	250
Total Futures Contracts			$(1,313,294)		$26,408	$(6,396)	$(312)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JSC – Joint Stock Company
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TD – TD Bank
yr – Year
NQ-023 [4/21] 6/21 (1676434)    13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)
Summary of currencies:
CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MXN – Mexican Peso
MYR – Malaysia Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguay Peso
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